Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Defined Benefit Plan Disclosure [Line Items]
Revenues		$ 1,675,239	$ 2,213,787	$ 582,253
Cost of revenues		(593,996)	(712,953)	(303,684)
Gross profit		1,081,243	1,500,834	278,569
Operating expenses:
Selling and marketing expenses		(746,667)
General and administrative expenses		(2,084,673)	(597,780)	(577,422)
Research and development expenses		(167,106)	(127,102)	(927,924)
Total operating expenses		(2,998,446)	(724,882)	(1,505,346)
(Loss) income from operations		(1,917,203)	775,952	(1,226,777)
Other (expense) income:
Foreign exchange loss		(48,198)	(757)	(4,498)
Other (expense) income, net		(57,174)	3,187	(5,945)
Total other (expense) income, net		(105,372)	2,430	(10,443)
(Loss) income before income taxes		(2,022,575)	778,382	(1,237,220)
Income tax expenses
Net (loss) income		(2,022,575)	778,382	(1,237,220)
Other comprehensive (loss) income
Foreign currency translation adjustments		(87,680)	(33,669)	(47,455)
Total comprehensive (loss) income		$ (2,110,255)	$ 744,713	$ (1,284,675)
(Loss) income earnings per share - Basic	[1]	$ (0.13)	$ 0.05	$ (0.08)
(Loss) income earnings per share - diluted	[1]	$ (0.13)	$ 0.05	$ (0.08)
Weighted average number of ordinary shares outstanding- Basic	[1]	15,809,520	15,759,109	15,759,109
Weighted average number of ordinary shares outstanding- diluted	[1]	15,809,520	15,759,109	15,759,109
Third Parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenues		$ 1,675,239	$ 2,194,145	$ 582,253
Cost of revenues		(70,315)	(302,452)	(77,416)
Operating expenses:
Research and development expenses		(167,106)	(26,233)	(776,844)
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenues			19,642
Cost of revenues		(523,681)	(410,501)	(226,268)
Operating expenses:
Research and development expenses			$ (100,869)	$ (151,080)

[1]	The Company effected a 1:25 forward stock split on March 31, 2025 and a surrender 45 out of every 100 shares on June 6, 2025, as a result, the shares issued and outstanding and per share number presented here are adjusted retroactively (Note 11).